Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of non vested shares | Ocean Rig UDW
Number of non vested shares
Balance	73,500	0
Granted	342,400	153,150
Forfeited	(15,900)	(77,150)
Vested	(160,133)	(2,500)
Balance	239,867	73,500
Number of non vested shares | Dryships Inc.
Number of non vested shares
Balance	6,005,000	8,510,150	2,531,198
Granted	1,000,000		9,015,000
Vested	(1,338,334)	(2,505,150)	(3,036,048)
Balance	5,666,666	6,005,000	8,510,150
Weighted average grant date fair value per non vested shares | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance	$ 16.40	$ 0
Granted	$ 17.19	$ 16.34
Forfeited	$ 16.90	$ 16.28
Vested	$ 16.92	$ 16.50
Balance	$ 17.15	$ 16.40
Weighted average grant date fair value per non vested shares | Dryships Inc.
Weighted average grant date fair value per non vested shares
Balance	$ 5.50	$ 5.60	$ 6.04
Granted	$ 2.01		$ 5.50
Vested	$ 4.63	$ 5.83	$ 5.68
Balance	$ 5.09	$ 5.50	$ 5.60